Condensed Consolidated and Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Jun. 30, 2014
Current assets:
Cash and cash equivalents	$ 368.5	$ 402.8
Accounts receivable, net of allowance for doubtful accounts of $12.7 and $12.2, respectively	352.8	310.7
Notes receivable from ADP and its affiliates	0	40.6
Other current assets	185.1	164.1
Total current assets	906.4	918.2
Property, plant and equipment, net	85.3	82.6
Other assets	245.4	233.1
Goodwill	1,169.1	1,230.9
Intangible assets, net	103.1	133.8
Total assets	2,509.3	2,598.6
Current liabilities:
Current maturities of long-term debt	12.5	0
Accounts payable	20.9	17.2
Accrued expenses and other current liabilities	161.5	158.0
Accrued payroll and payroll-related expenses	97.3	105.6
Short-term deferred revenues	183.5	194.8
Notes payable to ADP and its affiliates	0	21.9
Total current liabilities	475.7	497.5
Long-term debt	981.3	0
Long-term deferred revenues	179.4	182.8
Deferred income taxes	73.3	76.5
Other liabilities	35.6	32.5
Total liabilities	1,745.3	789.3
Equity:
Preferred stock, $0.01 par value: Authorized, 50.0 shares; issued and outstanding, none	0	0
Common stock, $0.01 par value: Authorized, 650.0 shares; issued, 161.1 shares; outstanding, 160.4 shares	1.6	0
Additional paid-in-capital	677.2	0
Retained earnings	59.9	0
Treasury stock, at cost: 0.7 shares	(32.2)	0
Net parent company investment	0	1,712.2
Accumulated other comprehensive income	45.6	85.7
Total CDK stockholders' equity	752.1	1,797.9
Noncontrolling interest	11.9	11.4
Total equity	764.0	1,809.3
Total liabilities and equity	$ 2,509.3	$ 2,598.6